Investments	6 Months Ended
Jun. 30, 2024
Investments [Abstract]
INVESTMENTS

NOTE 7 – INVESTMENTS

As of June 30, 2024 and December 31, 2023, the Company had short-term investment of €1,552,050 and €2,044,050, respectively, comprised of two short-term investments in the bank for an aggregate amount of €2,000,000 with repayment terms ranging from six to seven months and an annual interest rate ranging from 3.54%-3.37% and a short-term commercial deposit of €44,050 with an assembling vendor. During the six months ended June 30, 2024, the Company received €500,000 from the return of short-term investments and made a short-term investment of €8,000. During the six months ended June 30, 2024 and 2023, the Company recognized interest income of €32,525 and €0 from the investments, respectively.